Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.24%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	76	131	191	370

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's DETERMINE IN BL redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	50	102	160	330

Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.45%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	97	198	308	629

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's DETERMINE IN BL redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	71	169	279	590

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.45%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	97	198	308	629

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's DETERMINE IN BL redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	71	169	279	590